Employee benefits - Defined Benefit Obligation Sensitivity Analysis (Details) € in Millions	Dec. 31, 2022 EUR (€)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on the post-employment benefit obligation with a 1% increase	€ (28.5)
Effect on the post-employment benefit obligation with a 1% decrease	35.8
Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on the post-employment benefit obligation with a 1% increase	26.9
Effect on the post-employment benefit obligation with a 1% decrease	(22.5)
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on the post-employment benefit obligation with a 1% increase	7.2
Effect on the post-employment benefit obligation with a 1% decrease	(6.1)
Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on the post-employment benefit obligation with a 1% increase	27.2
Effect on the post-employment benefit obligation with a 1% decrease	€ (21.3)